Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2011
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.  PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2011	2010
Insurance premiums receivable	$2,094	$2,259
Other receivables	248	206
Total	$2,342	$2,465